Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Total for CEO	CEO Compensation Actually Paid(1)	Average Summary Compensation Total for other NEOs(2)	Average Compensation Actually Paid to other NEOs(2)(3)	Value of initial fixed $100 investment based on:		Net income (in millions)	Adjusted EBITDA (in millions)
					TSR	Peer group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$15,243,328	$5,700,841	$2,877,156	$1,596,394	$117.64	$111.79	$153	$472

2022	$13,380,023	$9,694,726	$3,226,669	$2,607,079	$123.98	$95.56	$523	$1,155

2021	$14,066,141	$28,417,602	$3,332,561	$5,007,452	$153.01	$118.16	$1,104	$1,246

2020	$13,529,958	$12,339,966	$3,015,150	$2,779,972	$107.53	$108.11	$1,066	$605

(1)
The 2023 Summary Compensation Table (“SCT”) totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”):

CEO Year	Summary Compensation Total for CEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	CEO Compensation Actually Paid
2023	$15,243,328	$(9,880,021)	$3,338,434	$(3,322,662)	$321,762	$5,700,841

2022	$13,380,023	$(8,300,053)	$3,877,209	—	$737,547	$9,694,726

2021	$14,066,141	$(8,000,000)	$21,936,024	—	$415,437	$28,417,602

2022	$13,529,958	$(7,600,011)	$8,284,677	$(2,623,213)	$748,555	$12,339,966

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2023	$7,836,762	$(1,100,828)	$(1,936,652)	$(2,009,586)	$548,738	$3,338,434

2022	$6,031,897	$(2,480,511)	$(340,531)	—	$666,354	$3,877,209

2021	$12,039,187	$5,432,009	$3,989,028	—	$475,800	$21,936,024

2020	$8,901,061	$9,567	$(862,885)	—	$236,934	$8,284,677

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

(2)
The SCT average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Other NEOs Year	Summary Compensation Total for other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Other NEOs Compensation Actually Paid
2023	$2,877,156	$(1,488,250)	$414,122	$(261,380)	$54,746	$1,596,394

2022	$3,226,669	$(1,438,267)	$732,342	—	$86,335	$2,607,079

2021	$3,332,561	$(1,401,403)	$3,453,398	$(427,847)	$50,743	$5,007,452

2020	$3,015,150	$(1,412,500)	$1,574,959	$(452,331)	$54,694	$2,779,972

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2023	$1,180,469	$(193,974)	$(309,436)	$(348,232)	$85,295	$414,122

2022	$1,045,233	$(401,727)	$(34,856)	—	$123,692	$732,342

2021	$2,100,801	$805,720	$489,357	—	$57,520	$3,453,398

2020	$1,654,307	$382	$(108,485)	—	$28,755	$1,574,959

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company did not have a prior service cost base for the applicable periods.

(3)
The other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

a.
2023—Messrs. Lister, Hankins, Stryker and Rogers

b.
2022—Messrs. Lister, Hankins, Stryker and Rogers

c.
2021—Messrs. Lister, Hankins, Stryker, Rogers and Sean Douglas

d.
2020—Messrs. Douglas, Hankins, Stryker and Rogers

(4)
The 2023 Performance Peers consist of the following companies: Ashland Global Holdings Inc., BASF Corp, Celanese Corporation, Clariant AG, Covestro AG, Dow Inc., Eastman Chemical Company, Evonik, H.B. Fuller Company, Lanxess AG, Trinseo S.A. and Westlake Chemical Corp. For information on how we use the 2023 Performance Peers, see “Compensation Discussion and Analysis—2023 Executive Compensation Decisions—Long-Term Equity Compensation”.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) Peter Huntsman, Jr. is Vice President of EAME for our Performance Products division. He is the son of Peter R. Huntsman, our CEO.
Peer Group Issuers, Footnote
(4)
The 2023 Performance Peers consist of the following companies: Ashland Global Holdings Inc., BASF Corp, Celanese Corporation, Clariant AG, Covestro AG, Dow Inc., Eastman Chemical Company, Evonik, H.B. Fuller Company, Lanxess AG, Trinseo S.A. and Westlake Chemical Corp. For information on how we use the 2023 Performance Peers, see “Compensation Discussion and Analysis—2023 Executive Compensation Decisions—Long-Term Equity Compensation”.

PEO Total Compensation Amount	$ 15,243,328	$ 13,380,023	$ 14,066,141	$ 13,529,958
PEO Actually Paid Compensation Amount	$ 5,700,841	9,694,726	28,417,602	12,339,966
Adjustment To PEO Compensation, Footnote
(1)
The 2023 Summary Compensation Table (“SCT”) totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”):

CEO Year	Summary Compensation Total for CEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	CEO Compensation Actually Paid
2023	$15,243,328	$(9,880,021)	$3,338,434	$(3,322,662)	$321,762	$5,700,841

2022	$13,380,023	$(8,300,053)	$3,877,209	—	$737,547	$9,694,726

2021	$14,066,141	$(8,000,000)	$21,936,024	—	$415,437	$28,417,602

2022	$13,529,958	$(7,600,011)	$8,284,677	$(2,623,213)	$748,555	$12,339,966

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2023	$7,836,762	$(1,100,828)	$(1,936,652)	$(2,009,586)	$548,738	$3,338,434

2022	$6,031,897	$(2,480,511)	$(340,531)	—	$666,354	$3,877,209

2021	$12,039,187	$5,432,009	$3,989,028	—	$475,800	$21,936,024

2020	$8,901,061	$9,567	$(862,885)	—	$236,934	$8,284,677

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

Non-PEO NEO Average Total Compensation Amount	$ 2,877,156	3,226,669	3,332,561	3,015,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,596,394	2,607,079	5,007,452	2,779,972
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The SCT average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Other NEOs Year	Summary Compensation Total for other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Other NEOs Compensation Actually Paid
2023	$2,877,156	$(1,488,250)	$414,122	$(261,380)	$54,746	$1,596,394

2022	$3,226,669	$(1,438,267)	$732,342	—	$86,335	$2,607,079

2021	$3,332,561	$(1,401,403)	$3,453,398	$(427,847)	$50,743	$5,007,452

2020	$3,015,150	$(1,412,500)	$1,574,959	$(452,331)	$54,694	$2,779,972
(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2023	$1,180,469	$(193,974)	$(309,436)	$(348,232)	$85,295	$414,122

2022	$1,045,233	$(401,727)	$(34,856)	—	$123,692	$732,342

2021	$2,100,801	$805,720	$489,357	—	$57,520	$3,453,398

2020	$1,654,307	$382	$(108,485)	—	$28,755	$1,574,959

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company did not have a prior service cost base for the applicable periods.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR.   As shown in the chart below, the CEO and other NEOs’ CAP values are aligned with the Company’s TSR. This is due primarily to the Company’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The chart also compares the Company’s cumulative TSR and the 2023 Performance Peer’s TSR.

Compensation Actually Paid vs. Net Income
CAP versus Net Income.   As shown in the chart below, the Company’s net income decreased meaningfully in 2023 and the CEO and other NEOs’ CAP values decreased as well. This is due in large part to the significant emphasis the Company places on long-term equity incentive awards, which are sensitive to changes in stock price. These measures do not align as closely as TSR because the Company does not use net income to determine compensation levels or annual cash performance award payouts.

Compensation Actually Paid vs. Company Selected Measure
CAP versus adjusted EBITDA.    The chart below compares the CEO and other NEOs’ CAP values to our adjusted EBITDA, which indicates there is a very strong relationship between adjusted EBITDA and CAP.
Historically, adjusted EBITDA determined the largest portion of our annual cash performance awards. Because the Company used adjusted EBITDA margin in 2022, this portion of the annual cash performance award was not earned, thus showing a lower correlation in 2022. In 2023, the Company again used adjusted EBITDA, thus increasing the correlation.

Total Shareholder Return Vs Peer Group
CAP versus TSR.   As shown in the chart below, the CEO and other NEOs’ CAP values are aligned with the Company’s TSR. This is due primarily to the Company’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The chart also compares the Company’s cumulative TSR and the 2023 Performance Peer’s TSR.

Tabular List, Table
PERFORMANCE MEASURES
The following tabular list provides information on the most important financial performance measures used by the registrant to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance:
Performance Measure
Relative TSR
Adjusted EBITDA
Free cash flow
Optimization Program
EH&S compliance

Total Shareholder Return Amount	$ 117.64	123.98	153.01	107.53
Peer Group Total Shareholder Return Amount	$ 111.79	$ 95.56	$ 118.16	$ 108.11
Company Selected Measure Amount	472,000,000	1,155,000,000	1,246,000,000	605,000,000
PEO Name	Peter R. Huntsman
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 153,000,000	$ 523,000,000	$ 1,104,000,000	$ 1,066,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Optimization Program
Measure:: 5
Pay vs Performance Disclosure
Name	EH&S compliance
PETER R. HUNTSMAN [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,880,021)	(8,300,053)	(8,000,000)	(7,600,011)
PETER R. HUNTSMAN [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,338,434	3,877,209	21,936,024	8,284,677
PETER R. HUNTSMAN [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,322,662)			(2,623,213)
PETER R. HUNTSMAN [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,762	737,547	415,437	748,555
PETER R. HUNTSMAN [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,836,762	6,031,897	12,039,187	8,901,061
PETER R. HUNTSMAN [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,828)	(2,480,511)	5,432,009	9,567
PETER R. HUNTSMAN [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,936,652)	(340,531)	3,989,028	(862,885)
PETER R. HUNTSMAN [Member] | Prior Year Fair Value Of Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,009,586)
PETER R. HUNTSMAN [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,738	666,354	475,800	236,934
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,488,250)	(1,438,267)	(1,401,403)	(1,412,500)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,122	732,342	3,453,398	1,574,959
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,380)		(427,847)	(452,331)
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,746	86,335	50,743	54,694
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,180,469	1,045,233	2,100,801	1,654,307
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,974)	(401,727)	805,720	382
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(309,436)	(34,856)	489,357	(108,485)
Non-PEO NEO | Prior Year Fair Value Of Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,232)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 85,295	$ 123,692	$ 57,520	$ 28,755